Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	264,246,777	229,085,167	37,119,117
Common stock, shares outstanding	264,246,777	229,085,167	37,119,117
Series G Redeemable And Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.01	$ 0.01	$ 0.01
Temporary equity, liquidation preference per share value	$ 1,000	$ 1,000	$ 1,000
Temporary equity, shares authorized	1,800	1,800	1,800
Temporary equity, liquidation preference value	$ 168,496	$ 168,496	$ 168,496
Temporary equity, shares issued	168,496	168,496	168,496
Temporary equity, shares outstanding	168,496	168,496	168,496
Temporary equity, common shares issuable upon conversion	$ 188,791	$ 188,791	$ 188,791
Series H Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.01	$ 0.01	$ 0.01
Temporary equity, liquidation preference per share value	$ 1,000	$ 1,000	$ 1,000
Temporary equity, shares authorized	23,000	23,000	23,000
Temporary equity, liquidation preference value	$ 19,546,000	$ 19,596,000	$ 19,399,250
Temporary equity, shares issued		19,597	19,400
Temporary equity, shares outstanding	19,546	19,596	19,400
Temporary equity, common shares issuable upon conversion	$ 59,243,926	$ 59,395,476	$ 58,787,879
Temporary equity, liquidation preference value		$ 19,597,000
Temporary equity, shares outstanding		19,597
Temporary equity, common shares issuable upon conversion		$ 59,384,849
Series I Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.01	$ 0.01
Temporary equity, liquidation preference per share value		$ 1,000	$ 1,000
Temporary equity, shares authorized		25,800	25,800
Temporary equity, liquidation preference value		$ 0	$ 23,100,000
Temporary equity, shares issued			23,100
Temporary equity, shares outstanding			23,100
Temporary equity, common shares issuable upon conversion			$ 46,200,000
Series J Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.01	$ 0.01
Temporary equity, liquidation preference per share value		$ 1,000	$ 1,000
Temporary equity, shares authorized		25,000	25,000
Temporary equity, liquidation preference value		$ 0	$ 20,000,000
Temporary equity, shares issued			20,000
Temporary equity, shares outstanding			20,000
Temporary equity, common shares issuable upon conversion			$ 28,571,428